SEGMENT INFORMATION (Schedule of Geographic Information) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 47,103,000	$ 64,975,000	$ 37,867,000
North America [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	25,810,000	35,458,000	17,487,000
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	10,395,000	10,382,000	6,828,000
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	2,388,000	10,811,000	11,763,000
Asia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	7,019,000	7,735,000	1,497,000
Israel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 1,491,000	$ 589,000	$ 292,000